Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Collaboration revenue	$ 68	$ 82	$ 0
Operating expenses:
Research and development	677	697	179
Selling, general and administrative	129	116	39
Goodwill impairment	1,114	0	0
Total operating expenses	1,920	813	218
Loss from operations	(1,852)	(731)	(218)
Other income (expense):
Change in fair value of derivative liabilities	114	(20)	0
Other income (expense), net	15	(9)	4
Loss before income taxes	(1,723)	(760)	(214)
Income tax benefit	0	(5)	0
Net loss	$ (1,723)	$ (755)	$ (214)
Basic net loss per share (in usd per share)	$ (1.51)	$ (1.22)	$ (0.79)
Diluted net loss per share (in usd per share)	$ (1.51)	$ (1.22)	$ (0.79)
Basic weighted-average shares outstanding (in shares)	1,143	621	271
Diluted weighted-average shares outstanding (in shares)	1,143	621	271